March 1, 1996

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C.  20549-1004

 Re: The Investment Company of America
     File Nos 811-116
              2-10811

Gentlemen:

      Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on 2/27/96 of Registrant's Post-Effective Amendment No. 99 under The Securities Act of 1933 and Amendment No. 23 under The Investment Company Act of 1940.

                                  Sincerely,
                                  Michele Y. Yang


cc: Mr. Frank J. Donaty, Jr.
    Mr. Randolph Koch
    (Division of Investment Management)